General information, statement of compliance and basis of presentation (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Cash and cash equivalents	€ 102,336	€ 119,151	€ 26,590	€ 35,094